Segment Reporting, Geographical Information (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment
Segment Reporting Geographical Information (Textual)
Number of business segments	2	2
Number of geographic segments	2	2